LOSS PER SHARE (Details Narrative) - Integer	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	1,252	9,074	9,254
Purchase of ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	50,070	369,522	370,175